Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 14,607,774		¥ 11,024,906
Restricted cash	106,272		609,975
Short-term deposits	14,921,688		25,858,007
Prepayments and other current assets	2,466,084		2,248,683
Total current assets	43,527,421		48,830,736
Non-current assets
Investments in subsidiaries and VIEs	329,045	$ 51,874
Long-term deposits	6,926,450		3,217,266
Long-term investments	2,295,032		1,549,176	¥ 1,000
Total non-current assets	27,963,585		16,820,566
Total assets	71,491,006		65,651,302
Current liabilities
Amounts due to a related party	91,111		24,919
Accurals and other liabilities	5,583,829		4,811,107
Total current liabilities	24,114,853		18,012,664
Total liabilities	34,580,341		23,504,724
SHAREHOLDERS' EQUITY
Additional paid-in capital	60,691,019		59,980,534
Statutory reserves	6,425		6,047
Accumulated deficit	(25,330,916)		(16,191,566)
Accumulated other comprehensive (loss) income	1,544,024		(1,648,549)
Total shareholders' equity	36,910,665		42,146,578	¥ 34,429,809	¥ (6,830,430)
Total liabilities and shareholders' equity	71,491,006		65,651,302
Parent [Member]
Current assets
Cash and cash equivalents	951,656		4,453,841
Restricted cash	0		57,253
Short-term deposits	12,145,309		14,457,154
Prepayments and other current assets	36,541		4,980
Total current assets	13,133,506		18,973,228
Non-current assets
Investments in subsidiaries and VIEs	21,997,908		22,269,421
Long-term deposits	1,416,782		955,907
Long-term investments	431,028		0
Total non-current assets	23,845,718		23,225,328
Total assets	36,979,224		42,198,556
Current liabilities
Amounts due to a related party	61,663		0
Accurals and other liabilities	6,896		51,978
Total current liabilities	68,559		51,978
Total liabilities	68,559		51,978
SHAREHOLDERS' EQUITY
Additional paid-in capital	60,691,019		59,980,534
Statutory reserves	6,425		6,047
Accumulated deficit	(25,330,916)		(16,191,566)
Accumulated other comprehensive (loss) income	1,544,024		(1,648,549)
Total shareholders' equity	36,910,665		42,146,578
Total liabilities and shareholders' equity	36,979,224		42,198,556
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	92		87
Common Class A [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	92		87
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	21		25
Common Class B [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21		¥ 25